Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
Schedule of Amounts Receivable

	2018	2017
	$	$

Amounts due from government assistance and government loans	7	10
Sales tax receivable	557	151
Revenue from subcontracts	33	10
Other	740	90

	1,337	261